Taxation - Changes in valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Balance at beginning of the year	¥ 367,071	¥ 347,240	¥ 260,002
Additions	51,823	35,095	102,398
Reversals	(9,586)	(9,388)	(15,160)
Decrease in disposal of a subsidiary	(2,255)	(5,876)
Balance at end of the year	¥ 407,053	¥ 367,071	¥ 347,240